Significant Events	12 Months Ended
Dec. 31, 2024
Significant Events [Abstract]
Significant Events	SIGNIFICANT EVENTS
As of December 31, 2024, the following significant events have occurred and affected the Bank’s operation and Consolidated Financial Statements.
a.The Board
On March 26, 2024, at an ordinary meeting of the Board of Director, the Board agreed to convene an Ordinary Shareholders Meeting for April 17, 2024, in order to propose a distribution of profits and payment of dividends equivalent to 70% of the accumulated profits as of December 31, 2023 equivalent to $1.84393687 per share and to propose that the remaining 30% of the profits to be used to increase reserves and/or retained earnings.
Based on the above, the Bank decided to increase the minimum dividend provision to 70% of accumulated earnings for 2023.
Moreover, and within the same matter, it will be proposed to grant powers to the Board of Directors to increase, during the 2024 financial year, the provision for the distribution of dividends above the legal minimum.
At the ordinary Board of Directors meeting held on June 25, 2024 and by virtue of the power granted by the last Ordinary Shareholders' Meeting, it was agreed to increase the dividend provision, going from the minimum base of 30% established in the Corporations Act to 60% of the accumulated profits as of June of this year and to apply that same percentage in the future months of 2024.
At an ordinary meeting of the Board of Directors held on September 30, 2024, it was agreed to use the power granted at the last Ordinary Shareholders' Meeting to increase the dividends provision up to 70% of the accumulated profits as of September 30, 2024, and apply that same percentage to future months of the year 2024. Nevertheless, this decision will be revised quarterly.
b.Shareholders’ meeting
At the Ordinary Shareholders' Meeting of Banco Santander-Chile held April 17, 2024, together with the approval of the 2023 Consolidated Financial Statements, the shareholders agreed to distribute 70% of the net profits for the year ("Profit attributable to the Bank's shareholders"), which amounted to $496,404. This represents a dividend of $1.84393687 pesos for each share for a total of Ch$347,483 million.
Additionally, it was also approved to grant powers to the Board of Directors to increase, during the 2024, the provision for the future distribution of dividends to an amount above the legal minimum.
Furthermore, PricewaterhouseCoopers Consultores Auditores was approved as external auditors for the 2024 financial year.
c.Subsidiaries and Associated entities
On February 12, 2024, Santander Consumer Finance Limitada announced the signing of a conditional purchase agreement for the automotive loan portfolio of Servicios Financieros Mundo Crédito SpA. On April 1, 2024, the first stage of the agreement was finalized, which includes the purchase of approximately 7,092 operations for approximately Ch$49,455 million, which according to the contract could be subject to subsequent eliminations. As of June 30, 2024, the portfolio acquired from Servicios Financieros Mundo Crédito SpA amounted to Ch$44,557 million with a credit risk loan loss provision of Ch$1,820 million. Subsequently, on July 12, 2024, the second and final stage of the purchase was completed, increasing Santander Consumer Finance Limitada's loan portfolio by Ch$14,636 million.
During April and May of 2024, Bansa Santander S.A. and Santander Investments Chile Limitada made modifications to the existing financing agreements between them. As a result, the shareholders of Bansa Santander S.A. granted Santander Investments Chile Limitada the authority to appoint one of the three members of the Board of Directors. Consequently, as of May 2024, Santander Consumer Finance Limitada lost control of Bansa Santander S.A. and had to exclude this company from its consolidation scope. By extension, Banco Santander Chile also stopped consolidating Bansa Santander S.A. As of the date of deconsolidation, Bansa Santander S.A. contributed 0.4% of total assets, 0.7% of equity, and 0.4% of the consolidated earnings of Banco Santander Chile.
On October 16, 2024, the FMC approved the Bank's request to replace the category of business support company (SAG) held by Sociedad Operadora de Tarjetas de Pago Santander Getnet Chile S.A., by the banking subsidiary company, that provides financial services of payment card operation, according to Chilean Banking Laws and Compendium of Accounting Standards by FMC. The resolution does not affect the corporate purpose original authorization, nor the code assigned by the Single Payment Card Operators Registry.
NOTE 02 - SIGNIFICANT EVENTS, continued
During December 2024, the Bank completed the sale of the ownership share in Klare Corredora de Seguros S.A. corresponding to 501 shares, representing 50.01% of the company. This process was performed prior authorization from the CMF. Additionally, the Bank conducted an analysis under IFRS 10, and concluded that the company was excluded from the consolidation process.
On June 18, 2024, Pagonxt Trade S.L., as single shareholder of Pagonxt Trade Chile SpA (special purpose entity "EPE"), agreed to modify the corporate bylaws to change its corporate name to Pago NXT Payments Chile SpA.
In September 2024, the Bank received Ch$36 million from the sale of 45 shares of the Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor (Combanc) in accordance with the Shareholders' Agreements. As of September 30, 2024, the participation percentage over the company was 14.27% and reached 13.72% upon completion of the sale.
d.Chilean Central Bank obligations
On April 1, 2024,, Banco Santander Chile has payment the first maturity of the Credit Facility Lines Conditional to Loan Increase (FCIC) which it had committed to the Central Bank of Chile for Ch$3,331,198 million, using Liquidity Deposits investments (DL) maintained in the aforementioned Central Bank of Chile.
On July 1, 2024, Banco Santander Chile paid the second and last maturity of the Credit Facility Lines Conditional to Loan Increase (FCIC), which it had committed to the Central Bank of Chile for Ch$2,850,919 million, using remaining Liquidity Deposits instruments (DL) maintained in the aforementioned Central Bank of Chile.
e.Bond issuance
In 2024, the Bank has registered senior bonds at the FMC for UF 11,000,000. Details of the placements made during the current year are included in Note 17.

Series	Currency	Term (annual)	Issuance rate (annual)	Placement date	Amount	Maturity date
AA14	UF	5 years	3.30%	12-01-2023	5,000,000	12-01-2028
AA15	UF	4 years	6.20%	10-01-2023	3,000,000	10-01-2027
AA16	UF	2.5 years	3.20%	04-01-2024	3,000,000	10-01-2026
AA17	CLP	4 years	6.60%	06-01-2024	100,000,000,000	06-01-2028
AA18	UF	2.5 years	3.30%	06-01-2024	3,000,000	12-01-2026
AA19	UF	3.5 years	3.30%	06-01-2024	3,000,000	12-01-2027
AA20	UF	5 years	3.30%	07-01-2024	3,000,000	01-01-2029
f.Other
In May 2024, the Ministry of Finance published a debt repurchase schedule for the General Treasury Bonds of the Republic of Chile with the aim of managing debt maturities in the next years, offering new benchmark bonds to investors to support market liquidity, and retiring non-benchmark bonds. During June 2024, the Bank participated in this exchange process for nominal amounts of Ch$4,320 billion of the BTP25, BTU25, BTP26 and BTU26 Bonds that were close to maturity in exchange for BTP27, BTP29 and BTU28 Bonds.